UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09156

Illington Funds

(Exact name of registrant as specified in charter)

427 Bedford Road, Suite 230

Pleasantville, New York 10570

 (Address of principal executive offices)(Zip code)

Jeffrey J. Unterreiner, Vice-President and Chief Compliance Officer

3401 Technology Dr., Suite 200

Lake Saint Louis, MO  63367

 (Name and address of agent for service)

Registrant's telephone number, including area code:  (314)561-0100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Illington Opti-flex® Fund

			Schedule of Investments
			September 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

REGISTERED INVESTMENT COMPANIES - 99.92%
5,875	Burnham Financial Services Class A	137,893	2.43%
10,887	CGM Focus Fund *	390,736	6.89%
13,073	Dreyfus Premier Emerging Markets Class A	311,780	5.50%
8,544	FBR Small Cap Financial Class A	271,532	4.79%
7,262	FBR Small Cap Value Class A	350,698	6.19%
1,489	Franklin Balance Sheet Investment Class A	99,644	1.76%
4,045	Franklin Micro-Cap Fund	163,215	2.88%
19,668	Franklin Mutual Recovery	269,451	4.75%
15,181	Hodges Fund	371,946	6.56%
4,638	Hotchkis & Wiley Large Cap Value Class A	113,071	1.99%
3,648	Hotchkis & Wiley Small Cap Value Class A	171,032	3.02%
19,248	Matthews Asian Growth Income	360,908	6.37%
7,669	N/I Numeric Investors Small Cap Value	143,021	2.52%
7,717	Oppenheimer Developing Markets Class A	299,269	5.28%
17,862	Pioneer Cullen Value Fund	341,696	6.03%
6,612	Pioneer High Yield Class A	71,937	1.27%
24,854	Pioneer Global High Yield	303,215	5.35%
14,951	Rydex Mekros Fund	505,329	8.91%
4,361	Scudder Dreman High Return Equity Fund	214,926	3.79%
4,183	Scudder Dreman Small Cap Value	150,589	2.66%
14,514	Templeton Developing Markets Fund	373,449	6.59%
19,405	Templeton Global Long-Short Class A *	249,360	4.40%

Total Registered Investment Companies (Cost $4,681,503)		$ 5,664,698	99.92%

Short Term Investments (Cost $12,457)
12,457	Flex Funds Money Market Fund - Rate 5.16% **	12,457	0.22%

	Total Investments (Cost $3,881,572)	5,677,155

	Liabilities in excess of other Assets	(7,861)	-0.14%

	Net Assets	$ 5,669,294	100.00%

* Represents Non-Income Producing Security
**Variable Rate Security; The coupon rate shown represents the rate at September 30, 2006.

NOTES TO FINANCIAL STATEMENTS
The Opti-Flex Funds
1. SECURITY TRANSACTIONS
At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,693,960 amounted to $983,194 which consisted of aggregate gross unrealized appreciation of $987,148 and aggregate gross unrealized depreciation of $3,954.

Johnson Illington Tactical Equity Strategy Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Shares		Value

COMMON STOCK

INDUSTRIALS - 14.09%
75	General Dynamics	5,375
110	General Electric Co.	3,883
60	Pitney Bowes, Inc.	2,662
95	United Technicians Corp.	6,018
		17,939

INDUSTRIALS - 6.28%
55	Mcgraw-Hill Cos Inc.	3,192
95	Staples, Inc.	2,311
45	Target Corp.	2,486
		7,989

INDUSTRIALS - 9.51%
40	Clorox Co.	2,520
65	Colgate-Palmolive Co.	4,037
85	Pepsico, Inc.	5,547
		12,104

INDUSTRIALS - 7.60%
60	Conocophillips	3,572
40	Exxon Mobil Corp.	2,684
55	Sunoco, Inc.	3,420
		9,676

INDUSTRIALS - 20.00%
60	American Express Co.	3,365
45	American International Group, Inc.	2,982
65	Bank of America Corp.	3,482
40	Capital One Financial Corp.	3,146
105	Citigroup, Inc.	5,215
40	Franklin Resources	4,230
35	Hartford Financial Services Group, Inc.	3,036
		25,457

INDUSTRIALS - 9.82%
115	Cisco Systems, Inc.	2,643
80	Dell, Inc.	1,827
125	Intel Corp.	2,571
30	International Business Machines	2,458
90	Microsoft Corp.	2,462
41	Winstream Corp.	541
		12,502

INDUSTRIALS - 2.97%
125	Duke Energy Holdings Corp.	3,775
		3,775

INDUSTRIALS - 8.18%
55	I-shares Russell 2000 Index	3,958
47	S&P Midcap SPDR	6,457
		10,415

INDUSTRIALS - 1.74%
40	Alltel Corp.	2,220
		2,220

INDUSTRIALS - 9.75%
75	Aetna, Inc.	2,966
65	Bard C. R. Inc.	4,875
65	Lincare Holdings, Inc.	2,252
50	Medtronic, Inc.	2,322
		12,415

TOTAL FOR COMMON STOCK (Cost $113,280 ) - 89.94%		114,491

OTHER ASSETS LESS LIABILITIES, NET - 10.06%		12,805

NET ASSETS - 100.00%		$ 127,296

NOTES TO FINANCIAL STATEMENTS
The Johnson Illington Tactical Equity Strategy Fund
1. SECURITY TRANSACTIONS
At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $113,280 amounted to $1,211 which consisted of aggregate gross unrealized appreciation of $5,427 and aggregate gross unrealized depreciation of $4,216.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Illington Funds

By /s/Salvatore M. Capizzi

     Salvatore M. Capizzi

      President

Date December 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Salvatore M. Capizzi

     Salvatore M. Capizzi

      President

Date December 18, 2006

By /s/Jeffrey J. Unterreiner

     Jeffrey J. Unterreiner

     Treasurer

Date December 18, 2006